CONVERTIBLE DEBT (10K)	12 Months Ended
Dec. 31, 2014
CONVERTIBLE DEBT [Abstract]
CONVERTIBLE DEBT
NOTE 11.	CONVERTIBLE DEBT

Convertible Note – June 2012

On June 27, 2012, we entered into a Securities Purchase Agreement (the “Purchase Agreement”), related to our issuance of the June 2012 Note, with Inter-Mountain.  The purchase price for the June 2012 Note was paid $500,000 at closing in cash and $1,500,000 in the form of six Investor Notes in favor of the Company, each in the principal amount of $250,000 at an interest rate of 8.0% per annum, and each of which became due as the outstanding balance under the June 2012 Note was reduced to certain levels.  The purchase price of the June 2012 Note also reflected a $200,000 original issue discount and $10,000 in attorney’s fees. The Purchase Agreement also includes representations and warranties, restrictive covenants, and indemnification provisions standard for similar transactions.

The June 2012 Note beared interest at the rate of 8.0% per annum, with monthly installment payments of $83,333 commencing on the date that was the earlier of (i) thirty calendar days after the effective date of a registration statement registering the re-sale of the shares issuable upon conversion under the June 2012 Note or (ii) December 24, 2012, but in no event sooner than September 25, 2012.  At our option, subject to certain volume, price, and other conditions, the monthly installment payments on the June 2012 Note may have been paid in whole, or in part, in cash or in our Common Stock.  If the monthly installment was paid in Common Stock, such shares being issued would be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days.  The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days was less than $0.05.

At the option of Inter-Mountain, the outstanding principal balance of the June 2012 Note may be converted into shares of our Common Stock at a conversion price of $0.35 per share, subject to certain pricing adjustments and ownership limitations.  The initial tranche was $710,000 and the six subsequent tranches were each $250,000, plus interest.  At our option, the outstanding principal balance of the June 2012 Note, or a portion thereof, may have been prepaid in cash at 120% of the amount elected to be prepaid.  The June 2012 Note was secured by a Security Agreement pursuant to which we granted to Inter-Mountain a first-priority security interest in the assets held by the Company.

Events of default under the June 2012 Note include failure to make required payments or to deliver shares upon conversion, the entry of a $100,000 judgment not stayed within 30 days, breach of representations or covenants under the transaction documents, various events associated with insolvency or failure to pay debts, delisting of our Common Stock, a restatement of financial statements, and a default under certain other agreements.  In the event of default, the interest rate under the June 2012 Note increases to 18% and the June 2012 Note becomes callable at a premium.  In addition, the holder had all remedies under law and equity, including foreclosing on our assets under a Security Agreement with Inter-Mountain.

As part of the convertible debt financing, Inter-Mountain also received a total of seven warrants (the “Warrants”) to purchase, if they all vested, an aggregate of 3,142,857 shares of Common Stock, which number of shares could increase based upon the terms and conditions of the Warrants.  The Warrants had an exercise price of $0.35 per share, subject to certain pricing adjustments, and were exercisable, subject to vesting provisions and ownership limitations, until June 27, 2017.  Warrants for 785,714, 392,857, 392,857, and 392,857 shares of Common Stock vested on June 27, 2012, December 31, 2012, February 26, 2013, and July 15, 2013, respectively.  Each of the three remaining Warrants has terminated, as described below.  As of December 31, 2014, we have issued 725,274 shares of Common Stock to Inter-Mountain for the cashless exercise of three warrants that vested prior to February 26, 2013 to purchase 1,571,428 shares of Common Stock.  Such issuance of shares of Common Stock following the cashless exercise of three warrants by Inter-Mountain during 2013 was based upon an agreement in December 2013 with Inter-Mountain modifying the formula in the Warrants for determining the number of shares to be issued upon a cashless exercise.  As of December 31, 2014, there is one warrant that remains vested but unexercised for 392,857 shares of Common Stock.  Inter-Mountain delivered a notice of a cashless exercise with respect to this warrant on or about May 1, 2014 purporting to exercise it with respect to the delivery of 782,284 shares of Common Stock.  We believe that, as a result of the December 2013 agreement, the warrant is exercisable, on a cashless basis, with respect to only 261,516 shares of Common Stock as of May 1, 2014 and, as a result, have not honored such warrant exercise.

As part of the convertible debt financing, we entered into a Registration Rights Agreement whereby we agreed to prepare and file with the SEC a registration statement for the number of shares referred to therein no later than July 27, 2012 and to cause such registration statement to be declared effective no later than ninety days after such filing with the SEC and to keep such registration statement effective for a period of no less than one hundred and eighty days.  The Registration Rights Agreement also grants Inter-Mountain piggy-back registration rights with respect to future offerings by the Company.  In accordance with our obligations under the Registration Rights Agreement, we filed with the SEC a registration statement that was declared effective on July 31, 2012, which registration statement expired by rule on April 30, 2013.

On October 5, 2012, we and Inter-Mountain entered into a First Amendment to Buyer Trust Deed Note #1 for the purpose of revising certain terms and conditions contained in the Buyer Trust Deed Note #1, to include an updated schedule for the timing of certain payment obligations by Inter-Mountain contained therein.

On January 22, 2014, we provided notice to Inter-Mountain of our election to exercise our rights under the June 2012 Note and to offset amounts we owed to Inter-Mountain against amounts it owed to us under the Investor Notes. Our notice provided that such deduction and offset occurred on January 22, 2014, that we will not incur the 120% prepayment premium with respect to amounts paid under the June 2012 Note as a result of the deduction and offset, that no warrants will become exercisable as a result of the offset, and that any warrants unvested as of January 22, 2014 shall immediately and automatically terminate.   As a result of the deduction and offset, the outstanding amount owed under the June 2012 Note was reduced to approximately $317,000 as of January 22, 2014.

On February 27, 2014 and on March 3, 2014, we received conversion notices from Inter-Mountain whereby we issued an aggregate of 435,502 shares of Common Stock for the final payment of approximately $152,000 due under the June 2012 Note.

Convertible Note – July 2011

On July 28, 2011, we completed a convertible debt financing for $125,000 with Mr. Kerry P. Gray, the Company’s Chairman, President, and Chief Executive Officer (the “July 2011 Note”).  The July 2011 Note beared interest at the rate of 10.0% per annum, with annual payments of interest commencing on July 1, 2012.  The full amount of principal and any unpaid interest was due on July 28, 2014.  The outstanding principal balance of the July 2011 Note may be converted into shares of the Company’s Common Stock at a conversion price of $1.08 per share or 115,741 shares of Common Stock.  The July 2011 Note was collateralized by the grant of a security interest in the inventory, accounts receivables and capital equipment held by the Company.  The securities issuable on conversion have not been registered under the Securities Act of 1933 and may not be sold absent registration or an applicable exemption from the registration requirements.  As part of the convertible debt financing, Mr. Gray also received a warrant to purchase up to 34,722 shares of the Company’s Common Stock.  The warrant has an exercise price of $1.08 per share and is exercisable at any time until July 28, 2016.

On July 3, 2012, the Company and Mr. Gray entered into a Modification Agreement for the purpose of deferring the annual payment of interest due on July 1, 2012 of $11,542 until such time as Mr. Gray provides written notice to us with such notice being no less than 15 days prior to the relevant payment date.  Moreover, the parties agreed that no Event of Default under the July 2011 Note had occurred as a result of any failure by us to make the annual payment of interest due on July 1, 2012.  Commencing on July 1, 2012, interest at the rate of 12.0% per annum accrued on the deferred interest payment of $11,542 until the relevant payment date.  On September 5, 2013, we remitted to Mr. Gray the annual interest due on July 1, 2012 of $11,542 and accrued interest thereon of $1,643.

On July 1, 2013, the Company and Mr. Gray entered into a Modification Agreement for the purpose of deferring the annual payment of interest due on July 1, 2013 of $12,501 until such time as Mr. Gray provides written notice to us with such notice being no less than 15 days prior to the relevant payment date.  Moreover, the parties agreed that no Event of Default under the July 2011 Note had occurred as a result of any failure by us to make the annual payment of interest due on July 1, 2013.  Commencing on July 1, 2013, interest at the rate of 12.0% per annum accrued on the deferred interest payment of $12,501 until the relevant payment date.  On October 28, 2013, we remitted to Mr. Gray the annual interest due on July 1, 2013 of $12,501 and accrued interest thereon of $492.

On July 28, 2014, we issued 115,741 shares of Common Stock to Mr. Gray for the conversion and final payment of $125,000 due under the July 2011 Note and remitted to Mr. Gray the annual interest due on July 28, 2014 of $13,457.

Convertible Note – June 2011

On June 13, 2011, we completed a $140,000 convertible debt financing with Mr. Gray (the “June 2011 Note”).  The June 2011 Note beared interest at the rate of 10% per annum, with annual payments of interest commencing on July 1, 2012.  The full amount of principal and any unpaid interest was due on June 13, 2014.  The outstanding principal balance of the June 2011 Note may be converted into shares of the Company’s Common Stock at a conversion price of $1.20 per share or 116,667 shares of Common Stock.  The June 2011 Note was collateralized by the grant of a security interest in the inventory, accounts receivables, and capital equipment held by the Company.  The securities issuable on conversion have not been registered under the Securities Act of 1933 and may not be sold absent registration or an applicable exemption from the registration requirements.  As part of the convertible debt financing, Mr. Gray also received a warrant to purchase up to 35,000 shares of the Company’s Common Stock.  The warrant has an exercise price of $1.20 per share and is exercisable at any time until June 13, 2016.

On July 3, 2012, the Company and Mr. Gray entered into a Modification Agreement for the purpose of deferring the annual payment of interest due on July 1, 2012 of $14,653 until such time as Mr. Gray provides written notice to us with such notice being no less than 15 days prior to the relevant payment date.  Moreover, the parties agreed that no Event of Default under the June 2011 Note had occurred as a result of any failure by us to make the annual payment of interest due on July 1, 2012.  Commencing on July 1, 2012, interest at the rate of 12.0% per annum accrued on the deferred interest payment of $14,653 until the relevant payment date.  On September 5, 2013, we remitted to Mr. Gray the annual interest due on July 1, 2012 of $14,653 and accrued interest thereon of $2,080.

On July 1, 2013, the Company and Mr. Gray entered into a Modification Agreement for the purpose of deferring the annual payment of interest due on July 1, 2013 of $14,001 until such time as Mr. Gray provides written notice to us with such notice being no less than 15 days prior to the relevant payment date.  Moreover, the parties agreed that no Event of Default under the June 2011 Note had occurred as a result of any failure by us to make the annual payment of interest due on July 1, 2013.  Commencing on July 1, 2013, interest at the rate of 12.0% per annum accrued on the deferred interest payment of $14,001 until the relevant payment date.  On October 28, 2013, we remitted to Mr. Gray the annual interest due on July 1, 2013 of $14,001 and accrued interest thereon of $553.

On June 13, 2014, we issued 116,667 shares of Common Stock to Mr. Gray for the conversion and final payment of $140,000 due under the June 2011 Note and remitted to Mr. Gray the annual interest due on June 13, 2014 of $13,346.

We account for convertible debt using specific guidelines in accordance with U.S. GAAP.  We allocated the value of the proceeds received to the convertible instrument and to the warrant on a relative fair value basis.  We calculated the fair value of the warrant issued with the convertible instrument using the Black-Scholes valuation method, using the same assumptions used for valuing employee stock options, except the contractual life of the warrant was used. Using the effective interest method, the allocated fair value was recorded as a debt discount and is being amortized over the expected term of the convertible debt to interest expense.

On the date of issuance of the June 2011 Note, the July 2011 Note, and the June 2012 Note, no portion of the proceeds were attributable to a beneficial conversion feature since the conversion price of the June 2011 Note, the July 2011 Note, and the June 2012 Note exceeded the market price of the Company’s Common Stock.

The amount of interest cost recognized from our convertible notes payable was $20,853 and $157,027 for years ended December 31, 2014 and 2013, respectively.

The amount of debt discount amortized from our convertible notes payable was $(78,078) and $178,548 for years ended December 31, 2014 and 2013, respectively.